EMPLOYEE BENEFITS - Sensitivity analysis (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Actuarial assumption of discount rates | Post-Employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	$ 10,764	$ 8,242
Increase	(10,227)	(7,920)
Actuarial assumption of discount rates | Long-Term Benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	3,050	2,414
Increase	(2,919)	(2,317)
Actuarial assumption of expected rates of salary increases | Post-Employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	(1,756)	(1,621)
Increase	2,353	1,671
Actuarial assumption of expected rates of salary increases | Long-Term Benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	(3,819)	(2,991)
Increase	3,589	3,101
Actuarial assumption of expected rates of pension increases | Post-Employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	(10,443)	(7,191)
Increase	$ 10,979	$ 3,589